Income Tax - Additional Information (Details) - USD ($)	5 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
U.S. federal and state net operating loss carryovers available to offset future taxable income		$ 7,349,101	$ 3,912,753
Decarbonization Plus Acquisition Corporation Iii
U.S. federal and state net operating loss carryovers available to offset future taxable income	$ 50,244
Change in valuation allowance	$ 436,137